Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers
3. Revenue from Contracts with Customers
Disaggregation of Revenue
We disaggregate revenue by service type and by platform, respectively, as follows (in thousands):

	Successor	Predecessor
Service Type	October 15, 2021 through December 31, 2021	January 1, 2021 through October 14, 2021	Year ended December 31, 2020
Transaction revenue, net (a)	$5,724	$10,637	$7,386
Subscription and service revenue	5,757	17,319	21,109

Total revenue	$11,481	$27,956	$28,495

(a)
Amounts are net of rebates and liquidity payments, reductions related to the Contribution Agreement and consideration payable pursuant to the Strategic Alliance Agreement of less than $0.1 million for the period from October 15, 2021 through December 31, 2021 and approximately $2.1 million and $4.5 million for the period from January 1, 2021 through October 14, 2021 and the year ended December 31, 2020, respectively. Included in these amounts are amounts earned from related parties of less than $0.1 million for the period from October 15, 2021 through December 31, 2021 and approximately $0.3 million and $4.1 million for the period from January 1, 2021 through October 14, 2021 and the year ended December 31, 2020, respectively (Note 8).

	Successor	Predecessor
Platform	October 15, 2021 through December 31, 2021	January 1, 2021 through October 14, 2021	Year ended December 31, 2020
Digital asset marketplace (b)	$165	$518	$(1,073)
Loyalty redemption platform	11,315	29,179	30,774
Alternative payment platform (c)	1	(1,741)	(576)

Total revenue	$11,481	$27,956	$28,495

(b)
Amounts are net of rebates and liquidity payments and reductions related to the Contribution Agreement of less than $0.1 million for the period from October 15, 2021 through December 31, 2021 and approximately $0.3 million and $4.1 million for the period from January 1, 2021 through October 14, 2021 and the year ended December 31, 2020, respectively.

(c)
Amounts are net of consideration payable pursuant to the Strategic Alliance Agreement of $0, $1.7 million and $0.4 million for the periods from October 15, 2021 through December 31, 2021 and January 1, 2021 through October 14, 2021 and the year ended December 31, 2020, respectively.

We have one reportable segment to which our revenues relate (Note 2).
Deferred Revenue
Contract liabilities consist of deferred revenues for amounts invoiced prior to us meeting the criteria for revenue recognition. We invoice customers for service fees at the time the service is performed, and such fees are recognized as revenue over time as we satisfy its performance obligation. Contract liabilities are classified as
“Deferred revenue, current” and “Deferred revenue, noncurrent” in our consolidated balance sheets. The activity in deferred revenue for the periods from October 15, 2021 through December 31, 2021 and January 1, 2021 through October 14, 2021, and the year ended December 31, 2020 was as follows (in thousands):

	Successor	Predecessor
	October 15, 2021 through December 31, 2021	January 1, 2021 through October 14, 2021	Year ended December 31, 2020
Beginning of the period contract liability	$9,423	$8,385	$—
Fair value of contract liability acquired (Note 4)	—	—	12,703
Revenue recognized from contract liabilities included in the beginning balance	(1,350)	(3,524)	(11,005)
Increases due to cash received, net of amounts recognized in revenue during the period	1,375	4,562	6,687

End of the period contract liability	$9,448	$9,423	$8,385

Remaining Performance Obligations
As of December 31, 2021, the aggregate amount of the transaction price allocated to the remaining performance obligations related to partially completed contracts is $26.0 million, comprised of $16.6 million of subscription fees and $9.4 million of service fees that are deferred. We will recognize our subscription fees as revenue over a weighted-average period of 50 months (ranges from 10 months – 57 months) and our service fees as revenue over approximately 3 years.
As of December 31, 2020, the aggregate amount of the transaction price allocated to the remaining performance obligations related to partially completed contracts is $15.5 million, comprised of $7.1 million of subscription fees and $8.4 million of service fees that are deferred. We will recognize our subscription fees as revenue over a weighted-average period of 18.5 months (ranges from 4 months – 42 months) and our service fees as revenue over approximately 3 years.
Contract Costs
For the periods from October 15, 2021 through December 31, 2021 and January 1, 2021 through October 14, 2021, we incurred approximately $0.1 million and $0.7 million in incremental costs to obtain and/or costs to fulfill contracts with customers, respectively. We did not incur any costs to obtain or costs to fulfill contracts with customers during the year ended December 31, 2020.